Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial liabilities
Schedule of changes in financial instruments arising from financing activities

			Non-cash changes
	January 1, 2019	Cash flows	Accrued	Transaction	Foreign exchange	December 31, 2019
Type			interest	costs	movements

Tier II Subordinated Capital Notes	1,546	(1,521)	6	7	(38)	—
Subordinated Additional Tier I Capital Notes	9,809	—	—	4	(393)	9,420
Tier II Subordinated Capital Notes	25,873	(1,513)	1,495	7	(1,015)	24,847
Balances at	37,228	(3,034)	1,501	18	(1,446)	34,267

			Non-cash changes
	January 1, 2020	Cash flows	Accrued	Transaction	Foreign exchange	December 31, 2020
Type			interest	costs	movements

Subordinated Additional Tier I Capital Notes	9,420	—	—	6	522	9,948
Tier II Subordinated Capital Notes	24,847	(1,765)	1,669	8	1,475	26,234
Balances at	34,267	(1,765)	1,669	14	1,997	36,182

Subordinated liabilities
Financial liabilities
Schedule of financial liabilities

				12/31/2020
				Outstanding
				Issue Amount	Annual
Type	Currency of Issue	12/31/2019	12/31/2020	in Foreign Currency	Interest Rate (%)

Subordinated Additional Tier I Capital Notes	USD	9,420	9,948	500,000,000	8.50
Tier II Subordinated Capital Notes	USD	24,847	26,234	1,300,000,000	5.95
	Balance at year-end	34,267	36,182

Schedule of subordinated liabilities

	2019	2020
Beginning balance (million USD)	1,894	1,816
Issues	—	—
Redemptions	(77)	—
Transaction costs and accrued interest	(1)	1
Balance at year-end (million USD)	1,816	1,817
Exchange rate per one USD at December 31	18.8642	19.9087
Balance at year-end (million pesos)	34,267	36,182